Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000032333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EINFX
Without Sales Load [Member] | C000032333
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	(0.54%)	2.08%
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	2.01%